Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2020 and December 31, 2020:
March 31, 2020

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥90,893	¥0	¥90,893	¥0
Trading debt securities	7,431	0	7,431	0
Available-for-sale debt securities:	1,631,185	21,490	1,521,342	88,353
Japanese and foreign government bond securities*2	653,945	3,301	650,644	0
Japanese prefectural and foreign municipal bond securities	250,355	0	247,523	2,832
Corporate debt securities*3	596,477	18,189	574,294	3,994
CMBS and RMBS in the Americas	48,672	0	48,672	0
Other asset-backed securities and debt securities	81,736	0	209	81,527
Equity securities*4*5	375,174	58,400	232,873	83,901
Derivative assets:	39,690	202	20,258	19,230
Options held/written and other	21,346	0	2,116	19,230
Futures, foreign exchange contracts	13,265	202	13,063	0
Foreign currency swap agreements	5,079	0	5,079	0
Netting*6	(9,152)	0	0	0
Net derivative assets	30,538	0	0	0
Other assets:	18,206	0	0	18,206
Reinsurance recoverables*7	18,206	0	0	18,206

Total	¥2,162,579	¥80,092	¥1,872,797	¥209,690

Liabilities:
Derivative liabilities:	¥73,649	¥2,471	¥71,178	¥0
Interest rate swap agreements	44,002	0	44,002	0
Options held/written and other	20,004	0	20,004	0
Futures, foreign exchange contracts	9,506	2,471	7,035	0
Foreign currency swap agreements	137	0	137	0
Netting*6	(9,152)	0	0	0
Net derivative Liabilities	64,497	0	0	0
Policy Liabilities and Policy Account Balances:	300,739	0	0	300,739
Variable annuity and variable life insurance contracts*8	300,739	0	0	300,739

Total	¥374,388	¥2,471	¥71,178	¥300,739

December 31, 2020

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥97,321	¥0	¥97,321	¥0
Trading debt securities	2,748	0	2,748	0
Available-for-sale debt securities:	1,893,060	6,303	1,777,375	109,382
Japanese and foreign government bond securities*2	754,069	3,408	750,661	0
Japanese prefectural and foreign municipal bond securities	272,340	0	269,647	2,693
Corporate debt securities*3	730,051	2,895	725,894	1,262
CMBS and RMBS in the Americas	30,970	0	30,970	0
Other asset-backed securities and debt securities	105,630	0	203	105,427
Equity securities*4*5	398,998	81,169	241,869	75,960
Derivative assets:	22,301	15	7,432	14,854
Options held/written and other	16,725	0	1,871	14,854
Futures, foreign exchange contracts	5,062	15	5,047	0
Foreign currency swap agreements	417	0	417	0
Interest rate swap agreements	97	0	97	0
Netting*6	(1,462)	0	0	0
Net derivative assets	20,839	0	0	0
Other assets:	7,293	0	0	7,293
Reinsurance recoverables*7	7,293	0	0	7,293

Total	¥2,421,721	¥87,487	¥2,126,745	¥207,489

Liabilities:
Derivative liabilities:	¥66,249	¥858	¥65,355	¥36
Interest rate swap agreements	36,981	0	36,981	0
Options held/written and other	16,956	0	16,920	36
Futures, foreign exchange contracts	9,675	858	8,817	0
Foreign currency swap agreements	2,637	0	2,637	0
Netting*6	(1,462)	0	0	0
Net derivative Liabilities	64,787	0	0	0
Policy Liabilities and Policy Account Balances:	290,273	0	0	290,273
Variable annuity and variable life insurance contracts*8	290,273	0	0	290,273

Total	¥356,522	¥858	¥65,355	¥290,309

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were gains of ¥971 million and losses of ¥1,585 million from the change in the fair value of the loans for the nine months ended December 31, 2019 and 2020, respectively. Included in “Other (income) and expense” in the consolidated statements of income were gain of ¥622 million and losses of ¥1,124 million from the change in the fair value of the loans for the three months ended December 31, 2019 and 2020, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2019 and 2020 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2020, were ¥93,104 million and ¥97,321 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥4,217 million. As of March 31, 2020 and December 31, 2020, there were no
loans that are 90 days or more past due or, in
non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥7 million and gains of ¥22 million from the change in the fair value of those investments for the nine months ended December 31, 2019 and 2020, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses
of ¥7 million and
gains
of ¥8 million from the change in the fair value of those investments for the three months ended December 31, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥780 million and ¥1,406 million as of March 31, 2020 and December 31, 2020, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,048 million and ¥1,165 million from the change in the fair value of those investments for the nine months ended December 31, 2019 and 2020, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥231 million and ¥18 million from the change in the fair value of those investments for the three months ended December 31, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥18,189 million and ¥2,895 million as of March 31, 2020 and December 31, 2020, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥533 million and ¥2,943 million from the change in the fair value of those investments for the nine months ended December 31, 2019 and 2020, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥121 million and ¥329 million from the change in the fair value of those investments for the three months ended December 31, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,326 million and ¥4,471 million as of March 31, 2020 and December 31, 2020, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥11,631 million and ¥12,480 million as of March 31, 2020 and December 31, 2020, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥18,206 million and ¥7,293 million as of March 31, 2020 and December 31, 2020, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2019 and 2020, see Note 18 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥300,739 million and ¥290,273 million as of March 31, 2020 and December 31, 2020, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2019 and 2020, see Note 18 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
Nine months ended December 31, 2019

	Millions of yen

	Balance at April 1, 2019	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2019	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2019 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥100,447	¥1,339	¥(1,023)	¥316	¥33,606	¥(3,425)	¥(26,987)	¥(2,991)	¥100,966	¥213
Japanese prefectural and foreign municipal bond securities	2,888	0	(37)	(37)	0	0	0	0	2,851	0
Corporate debt securities	7,158	0	(9)	(9)	900	0	(842)	(2,991)	4,216	0
Other asset-backed securities and debt securities	90,401	1,339	(977)	362	32,706	(3,425)	(26,145)	0	93,899	213
Equity securities	61,193	5,594	(131)	5,463	10,075	(5,760)	(4,789)	0	66,182	5,532
Investment funds	61,193	5,594	(131)	5,463	10,075	(5,760)	(4,789)	0	66,182	5,532
Derivative assets and liabilities (net)	5,272	5,238	(93)	5,145	0	0	0	0	10,417	5,238
Options held/written and other	5,272	5,238	(93)	5,145	0	0	0	0	10,417	5,238
Other asset	12,449	(5,355)	0	(5,355)	2,303	0	(178)	0	9,219	(5,355)
Reinsurance recoverables *5	12,449	(5,355)	0	(5,355)	2,303	0	(178)	0	9,219	(5,355)
Policy Liabilities and Policy Account Balances	360,198	(12,426)	189	(12,237)	0	0	(39,418)	0	333,017	(12,426)
Variable annuity and variable life insurance contracts *6	360,198	(12,426)	189	(12,237)	0	0	(39,418)	0	333,017	(12,426)
Nine months ended December 31, 2020

	Millions of yen

	Balance at April 1, 2020	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2020	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2020 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2020 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥88,353	¥(2,063)	¥10,102	¥8,039	¥23,936	¥(4,874)	¥(4,072)	¥(2,000)	¥109,382	¥(48)	¥9,887
Japanese prefectural and foreign municipal bond securities	2,832	0	(139)	(139)	0	0	0	0	2,693	0	(139)
Corporate debt securities	3,994	0	2	2	0	0	(734)	(2,000)	1,262	0	1
Other asset-backed securities and debt securities	81,527	(2,063)	10,239	8,176	23,936	(4,874)	(3,338)	0	105,427	(48)	10,025
Equity securities	83,901	5,308	(3,805)	1,503	871	(4,709)	(5,281)	(325)	75,960	5,095	(3,801)
Investment funds	83,901	5,308	(3,805)	1,503	871	(4,709)	(5,281)	(325)	75,960	5,095	(3,801)
Derivative assets and liabilities (net)	19,230	(3,492)	(950)	(4,442)	30	0	0	0	14,818	(3,492)	(950)
Options held/written and other	19,230	(3,492)	(950)	(4,442)	30	0	0	0	14,818	(3,492)	(950)
Other asset	18,206	(12,759)	0	(12,759)	2,064	0	(218)	0	7,293	(12,759)	0
Reinsurance recoverables *5	18,206	(12,759)	0	(12,759)	2,064	0	(218)	0	7,293	(12,759)	0
Policy Liabilities and Policy Account Balances	300,739	(34,141)	(892)	(35,033)	0	0	(45,499)	0	290,273	(34,141)	(892)
Variable annuity and variable life insurance contracts *6	300,739	(34,141)	(892)	(35,033)	0	0	(45,499)	0	290,273	(34,141)	(892)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Three months ended December 31, 2019

	Millions of yen

	Balance at September 30, 2019	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2019	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2019 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥87,265	¥244	¥1,122	¥1,366	¥17,532	¥(3,293)	¥(1,904)	¥0	¥100,966	¥141
Japanese prefectural and foreign municipal bond securities	2,808	0	43	43	0	0	0	0	2,851	0
Corporate debt securities	3,638	0	(15)	(15)	900	0	(307)	0	4,216	0
Other asset-backed securities and debt securities	80,819	244	1,094	1,338	16,632	(3,293)	(1,597)	0	93,899	141
Equity securities	65,854	929	1,283	2,212	4,639	(3,368)	(3,155)	0	66,182	1,137
Investment funds	65,854	929	1,283	2,212	4,639	(3,368)	(3,155)	0	66,182	1,137
Derivative assets and liabilities (net)	16,275	(6,123)	265	(5,858)	0	0	0	0	10,417	(6,123)
Options held/written and other	16,275	(6,123)	265	(5,858)	0	0	0	0	10,417	(6,123)
Other asset	11,382	(2,874)	0	(2,874)	750	0	(39)	0	9,219	(2,874)
Reinsurance recoverables *5	11,382	(2,874)	0	(2,874)	750	0	(39)	0	9,219	(2,874)
Policy Liabilities and Policy Account Balances	336,840	(10,387)	(94)	(10,481)	0	0	(14,304)	0	333,017	(10,387)
Variable annuity and variable life insurance contracts *6	336,840	(10,387)	(94)	(10,481)	0	0	(14,304)	0	333,017	(10,387)
Three months ended December 31, 2020

	Millions of yen

	Balance at September 30, 2020	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2020	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2020 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2020 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥101,292	¥(680)	¥1,264	¥584	¥10,305	¥(875)	¥(1,924)	¥0	¥109,382	¥(107)	¥1,191
Japanese prefectural and foreign municipal bond securities	2,753	0	(60)	(60)	0	0	0	0	2,693	0	(60)
Corporate debt securities	1,501	0	0	0	0	0	(239)	0	1,262	0	(1)
Other asset-backed securities and debt securities	97,038	(680)	1,324	644	10,305	(875)	(1,685)	0	105,427	(107)	1,252
Equity securities	76,664	3,464	(1,562)	1,902	2	(1,337)	(1,271)	0	75,960	3,319	(1,562)
Investment funds	76,664	3,464	(1,562)	1,902	2	(1,337)	(1,271)	0	75,960	3,319	(1,562)
Derivative assets and liabilities (net)	20,492	(5,283)	(391)	(5,674)	0	0	0	0	14,818	(5,283)	(391)
Options held/written and other	20,492	(5,283)	(391)	(5,674)	0	0	0	0	14,818	(5,283)	(391)
Other asset	9,062	(2,400)	0	(2,400)	691	0	(60)	0	7,293	(2,400)	0
Reinsurance recoverables *5	9,062	(2,400)	0	(2,400)	691	0	(60)	0	7,293	(2,400)	0
Policy Liabilities and Policy Account Balances	296,810	(16,700)	(151)	(16,851)	0	0	(23,388)	0	290,273	(16,700)	(151)
Variable annuity and variable life insurance contracts *6	296,810	(16,700)	(151)	(16,851)	0	0	(23,388)	0	290,273	(16,700)	(151)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2020 and the nine months ended December 31, 2020. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2020

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥4,823	¥0	¥0	¥4,823
Real estate collateral-dependent loans (net of allowance for probable loan losses)	12,557	0	0	12,557
Investment in operating leases and property under facility operations	5,731	0	1,193	4,538
Certain investments in affiliates	11,213	8,741	0	2,472

	¥34,324	¥8,741	¥1,193	¥24,390

Nine months ended December 31, 2020
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥524	¥0	¥524	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	7,752	0	0	7,752
Investment in operating leases and property under facility operations	1,489	0	1,317	172
Certain e quity securities	3,523	0	0	3,523
Certain investments in affiliates	10,366	8,799	0	1,567

	¥23,654	¥8,799	¥1,841	¥13,014

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
Information about Level 3 Fair Value Measurements
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2020 and December 31, 2020.

	March 31, 2020
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,832	Discounted cash flows	Discount rate	8.5% (8.5%)
Corporate debt securities	1,995	Discounted cash flows	Discount rate	0.4% – 2.5% (0.8%)
	1,999	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	20,582	Discounted cash flows	Discount rate	1.0% – 51.2% (12.1%)
			Probability of default	1.9% (1.9%)
	60,945	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	5,714	Internal cash flows	Discount rate	0.0% (0.0%)
	54,898	Discounted cash flows	WACC	7.6% – 19.1% (16.5%)
			EV/Terminal EBITDA multiple	7.0x-11.9x (9.3x)
		Market multiples	EV/Last twelve months EBITDA multiple	7.5x-11.8x (9.4x)
			EV/Forward EBITDA multiple	6.5x-10.3x (8.4x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x-12.1x (9.5 x)
	23,289	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	19,170	Discounted cash flows	Discount rate	12.0% – 33.0% (14.4%)
	60	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	18,206	Discounted cash flows	Discount rate	(0.2)% – 0.6% (0.2%)
			Mortality rate	0.0% – 100.0% (1.4%)
			Lapse rate	1.5% – 14.0% (7.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥209,690

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥300,739	Discounted cash flows	Discount rate	(0.2)% – 0.6% (0.2%)
			Mortality rate	0.0% – 100.0% (1.3%)
			Lapse rate	1.5% – 30.0% (6.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(80.9%)

Total	¥300,739

	December 31, 2020
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,693	Discounted cash flows	Discount rate	8.5% (8.5%)
Corporate debt securities	1,262	Discounted cash flows	Discount rate	0.3% – 1.8% (0.7%)
Other asset-backed securities and debt securities	21,204	Discounted cash flows	Discount rate	1.0% – 51.2% (10.9%)
			Probability of default	1.9% (1.9%)
	84,223	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	3,630	Internal cash flows	Discount rate	0.0% (0.0%)
	64,895	Discounted cash flows	WACC	13.1% – 18.7% (16.6%)
			EV/Terminal EBITDA multiple	6.4x-10.5x (9.0x)
		Market multiples	EV/Last twelve months EBITDA multiple	5.2x-7.2x (6.0x)
			EV/Forward EBITDA multiple	6.2x-9.2x (7.3x)
			EV/Precedent transaction last twelve months EBITDA multiple	5.9x - 11.2x
				(8.7x)
	7,435	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	14,786	Discounted cash flows	Discount rate	12.0% – 33.0% (14.9%)
	68	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	7,293	Discounted cash flows	Discount rate	0.0% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.5%)
			Lapse rate	1.5% – 14.0% ( 7.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥207,489

Liabilities:
Derivative liabilities:
Other	¥36	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	290,273	Discounted cash flows	Discount rate	0.0% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.4%)
			Lapse rate	1.5% – 30.0% (7.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (78.8%)

Total	¥290,309

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2020 and the nine
months ended
December

3
1
, 2020.

	Year ended March 31, 2020
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥4,823	Discounted cash flows	Discount rate	5.7% – 7.7% (6.8%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	12,557	Direct capitalization	Capitalization rate	5.6% – 7.0% (6.0%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	302	Direct capitalization	Capitalization rate	4.3% (4.3%)
		Discounted cash flows	Discount rate	4.1% (4.1%)
	4,236	Appraisals	—	—
Certain investments in affiliates	359	Discounted cash flows	WACC	14.0% (14.0%)
		Market multiples	EV/Precedent transaction last twelve months EBITDA multiple	7.0x (7.0x)
			EV/Precedent transaction three year average EBITDA multiple	7.0x (7.0x)
	2,113	Appraisals	—	—

	¥24,390

	Nine months ended December 31, 2020
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	2,207	Direct capitalization	Capitalization rate	5.1% – 7.0% (5.9%)
	5,545	Appraisals	—	—
Investment in operating leases and property under facility operations	172	Appraisals	—	—
Certain e quity security	3,523	Appraisals	—	—
Certain investments in affiliates	1,567	Appraisals	—	—

	¥13,014